EQUITY METHOD INVESTMENT	12 Months Ended
Jun. 27, 2018
Disclosure Investments And Other Dispositions Narrative [Abstract]
EQUITY METHOD INVESTMENT
We had a joint venture agreement with CMR, S.A.B. de C.V. to develop 50 Chili’s restaurants in Mexico, with a total of 45 Chili’s restaurants operating in the joint venture as of June 28, 2017. We accounted for the joint venture investment under the equity method of accounting. In October 2017, we sold our Dutch subsidiary that held the equity interest in our Chili’s joint venture in Mexico to CMR, S.A.B. de C.V. for $18.0 million. During the second quarter of fiscal 2018, we recorded a gain of $0.2 million to Other gains and charges in the Consolidated Statements of Comprehensive Income which included the recognition of $5.4 million of foreign currency translation losses reclassified from AOCL consisting of $5.9 million of foreign currency translation losses from previous years, partially offset by $0.5 million of current year foreign currency translation gains. The changes in AOCL, including the impact from the CMR joint venture sale, for the fiscal year ended June 27, 2018 are as follows (in thousands):

Accumulated Other Comprehensive Loss
Balance as of June 28, 2017	$(11,921)
Cumulative losses as of June 28, 2017 reclassified from AOCL due to disposition	5,899
Current period other comprehensive income before reclassifications	705
Current period reclassifications from AOCL due to disposition	(519)
Net current period other comprehensive income	186
Balance as of June 27, 2018	$(5,836)

We received a note as consideration for the sale to be paid in 72 equal installments, with one installment payment made at closing and the other payments to be made over 71 months pursuant to the note. The note is denominated in Mexican pesos and is re-measured to U.S. dollars at the end of each period resulting in a gain or loss from foreign currency exchange rate changes included in Other gains and charges in the Consolidated Statements of Comprehensive Income for the periods presented, please see Note 3 - Other Gains and Charges for more information. The current portion of the note, which represents the cash payments to be received over the next 12 months, is included within Accounts receivable, net while the long-term portion of the note is included within Other assets on the Consolidated Balance Sheets.
Before the sale of the joint venture in the second quarter of fiscal 2018, we recorded our share of the Mexico joint venture net income or loss of the investee within Operating income since their operations were similar to our ongoing operations. These amounts were included in Restaurant expenses in our Consolidated Statements of Comprehensive Income due to the immaterial nature of the amounts. The investment in the joint venture was included in Other assets in our Consolidated Balance Sheets.